Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS IV

AMG Managers LMCG Small Cap Growth Fund

Supplement dated March 22, 2019 to the Prospectus, dated March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund” titled “Principal Investment Strategies” on page 19 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund currently defines small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Growth Index (between $105.2 million and $6.6 billion as of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. LMCG Investments, LLC, the subadviser to the Fund (“LMCG” or the “Subadviser”), seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The Subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to evaluate whether growth maybe durable and sustainable, as well as to conduct due diligence on the key drivers identified by the Subadviser for each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.

AMG Managers LMCG Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS IV

AMG Managers LMCG Small Cap Growth Fund

Supplement dated March 22, 2019 to the Prospectus, dated March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Managers LMCG Small Cap Growth Fund (the “Fund”), a series of AMG Funds IV, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Managers LMCG Small Cap Growth Fund” titled “Principal Investment Strategies” on page 19 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund currently defines small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Growth Index (between $105.2 million and $6.6 billion as of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. LMCG Investments, LLC, the subadviser to the Fund (“LMCG” or the “Subadviser”), seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The Subadviser utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets. The focus of the fundamental research process is to evaluate whether growth maybe durable and sustainable, as well as to conduct due diligence on the key drivers identified by the Subadviser for each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.